34. Financial Results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	R$ 699,310	R$ 903,936	R$ 769,627
Financial expenses	1,447,750	1,498,592	1,197,329
Total financial results	(748,440)	(594,656)	(427,702)
Monetary and cambial variation and debt charges
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	993,970	1,072,875	751,524
Monetary variation and adjust to present value of accounts payable related to the concession
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	65,418	90,480	101,072
Interest and monetary variation of CRC transfer
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	51,211	5,235	0
PIS/Pasep/Cofins taxes on interest on capital
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	45,196	40,607	42,627
Interest on R&D and EEP
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	34,345	41,781	34,060
Remuneration of net sectorial assets and liabilities
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	29,622	13,947	0
Monetary variation over the Itaipu power purchase
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	12,264	20,597	96,162
Provision for impairment of financial assets
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	5,372	4,300	99,031
Other financial expenses
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	210,352	208,770	72,853
Arrears charges on energy bills
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	191,554	221,673	168,796
Interest and monetary variation of CRC transfer
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	141,923	194,153	217,722
Return on financial investments held for trading
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	95,221	182,750	139,056
Remuneration of net sectorial assets and liabilities
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	20,493	27,734	121,401
Monetary variation over the Itaipu power purchase
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	17,777	39,283	25,198
Monetary variation and adjust to present value of accounts payable related to the concession
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	10,813	1,116	2,122
Return on financial investments held for sale
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	19,302	13,497	16,160
Other financial income
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	R$ 202,227	R$ 223,730	R$ 79,172